Pension and Postretirement Benefit Plans and Defined Contribution Plans - Long-term Target Asset Allocations Ranges and the Percentage of the Fair Value of Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	100.00%
Equity and debt securities, percentage of plan assets	100.00%	100.00%
U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	0.00%
Equity and debt securities, target allocation percentage, maximum	10.00%
Equity and debt securities, percentage of plan assets	5.90%	2.80%
U.S. Qualified Pension Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	35.00%
Equity and debt securities, target allocation percentage, maximum	55.00%
Equity and debt securities, percentage of plan assets	41.20%	51.50%
U.S. Qualified Pension Plans [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	28.00%
Equity and debt securities, target allocation percentage, maximum	53.00%
Equity and debt securities, percentage of plan assets	34.50%	30.70%
U.S. Qualified Pension Plans [Member] | Real Estate Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	5.00%
Equity and debt securities, target allocation percentage, maximum	20.00%
Equity and debt securities, percentage of plan assets	18.40%	15.00%
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	100.00%
Equity and debt securities, percentage of plan assets	100.00%	100.00%
International Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	0.00%
Equity and debt securities, target allocation percentage, maximum	10.00%
Equity and debt securities, percentage of plan assets	3.90%	2.80%
International Pension Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	35.00%
Equity and debt securities, target allocation percentage, maximum	55.00%
Equity and debt securities, percentage of plan assets	42.30%	51.90%
International Pension Plans [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	28.00%
Equity and debt securities, target allocation percentage, maximum	53.00%
Equity and debt securities, percentage of plan assets	35.20%	29.00%
International Pension Plans [Member] | Real Estate Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	5.00%
Equity and debt securities, target allocation percentage, maximum	20.00%
Equity and debt securities, percentage of plan assets	18.60%	16.30%
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	100.00%
Equity and debt securities, percentage of plan assets	100.00%	100.00%
Postretirement Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	0.00%
Equity and debt securities, target allocation percentage, maximum	5.00%
Equity and debt securities, percentage of plan assets	2.40%	4.00%
Postretirement Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	10.00%
Equity and debt securities, target allocation percentage, maximum	35.00%
Equity and debt securities, percentage of plan assets	18.10%	21.70%
Postretirement Plans [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	5.00%
Equity and debt securities, target allocation percentage, maximum	30.00%
Equity and debt securities, percentage of plan assets	15.10%	13.00%
Postretirement Plans [Member] | Real Estate Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	55.00%
Equity and debt securities, target allocation percentage, maximum	70.00%
Equity and debt securities, percentage of plan assets	64.40%	61.30%